Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 54,672		¥ 59,227		¥ 60,071
Provision (Reversal)		22,525		17,265		22,667
Charge-offs		(20,430)		(20,566)		(22,756)
Recoveries		1,217		1,101		934
Other		27	[1]	(2,355)	[2]	(1,689)	[3]
Ending balance		58,011		54,672		59,227
Allowance for credit losses, Individually Evaluated for Impairment		13,731		14,344		20,068
Allowance for credit losses, Not Individually Evaluated for Impairment		44,280		40,328		39,159
Financing receivables, Ending balance		4,378,991		4,000,357		3,997,182
Financing receivables, Individually evaluated for impairment		58,827		47,142		59,025
Financing receivables, Not individually evaluated for impairment		4,320,164		3,953,215		3,938,157
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		21,196		18,599		13,267
Provision (Reversal)		12,400		11,922		17,844
Charge-offs		(13,115)		(9,784)		(13,363)
Recoveries		687		657		469
Other		27	[1]	(198)	[2]	382	[3]
Ending balance		21,195		21,196		18,599
Allowance for credit losses, Individually Evaluated for Impairment		3,372		3,020		2,927
Allowance for credit losses, Not Individually Evaluated for Impairment		17,823		18,176		15,672
Financing receivables, Ending balance		1,906,022		1,739,173		1,616,009
Financing receivables, Individually evaluated for impairment		23,163		18,911		16,667
Financing receivables, Not individually evaluated for impairment		1,882,859		1,720,262		1,599,342
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment		8,442		8,444
Financing receivables, Ending balance		1,300,921		1,047,363
Financing receivables, Individually evaluated for impairment		31,900		23,130
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	4,292		6,061		8,233
Provision (Reversal)	[4]	(331)		(539)		(1,247)
Charge-offs	[4]	(822)		(1,375)		(841)
Recoveries	[4]	126		152		232
Other	[4],[5]	(79)	[1]	(7)	[2]	(316)	[3]
Ending balance	[4]	3,186		4,292		6,061
Allowance for credit losses, Individually Evaluated for Impairment	[4]	1,917		2,880		4,462
Allowance for credit losses, Not Individually Evaluated for Impairment	[4]	1,269		1,412		1,599
Financing receivables, Ending balance	[4]	16,416		18,933		24,795
Financing receivables, Individually evaluated for impairment	[4]	3,764		5,101		7,443
Financing receivables, Not individually evaluated for impairment	[4]	12,652		13,832		17,352
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		688		2,951		1,800
Provision (Reversal)		213		(173)		1,134
Charge-offs		0		(2,031)		0
Recoveries		0		0		0
Other		18	[1]	(59)	[2]	17	[3]
Ending balance		919		688		2,951
Allowance for credit losses, Individually Evaluated for Impairment		166		149		2,114
Allowance for credit losses, Not Individually Evaluated for Impairment		753		539		837
Financing receivables, Ending balance		99,028		73,305		88,726
Financing receivables, Individually evaluated for impairment		4,448		3,745		6,032
Financing receivables, Not individually evaluated for impairment		94,580		69,560		82,694
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		18,407		21,079		23,391
Provision (Reversal)		5,919		3,814		3,564
Charge-offs		(4,080)		(4,643)		(4,485)
Recoveries		246		260		222
Other		170	[1]	(2,103)	[2]	(1,613)	[3]
Ending balance		20,662		18,407		21,079
Allowance for credit losses, Individually Evaluated for Impairment		8,276		8,295		10,565
Allowance for credit losses, Not Individually Evaluated for Impairment		12,386		10,112		10,514
Financing receivables, Ending balance		1,201,893		974,058		1,063,628
Financing receivables, Individually evaluated for impairment		27,452		19,385		28,883
Financing receivables, Not individually evaluated for impairment		1,174,441		954,673		1,034,745
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		10,089		10,537		13,380
Provision (Reversal)		4,324		2,241		1,372
Charge-offs		(2,413)		(2,733)		(4,067)
Recoveries		158		32		11
Other		(109)	[1]	12	[2]	(159)	[3]
Ending balance		12,049		10,089		10,537
Allowance for credit losses, Individually Evaluated for Impairment		0		0		0
Allowance for credit losses, Not Individually Evaluated for Impairment		12,049		10,089		10,537
Financing receivables, Ending balance		1,155,632		1,194,888		1,204,024
Financing receivables, Individually evaluated for impairment		0		0		0
Financing receivables, Not individually evaluated for impairment		¥ 1,155,632		¥ 1,194,888		¥ 1,204,024

[1]	Other mainly includes foreign currency translation adjustments.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[5]	Other includes foreign currency translation adjustments.